Goodwill And Other Intangible Assets Intangible Assets (Amortization Expenses) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Total amortization of intangible assets	$ 1,877	$ 624	$ 3,894	$ 1,311
Retailer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization of intangible assets	1,568	614	3,145	1,229
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization of intangible assets	$ 309	$ 10	$ 749	$ 82